                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                         BANCROFT CONVERTIBLE FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                        Bancroft Convertible Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

Bancroft Convertible Fund
Portfolio of Investments July 31, 2004 (unaudited)

      Principal                                                                                                  Value
       Amount                                                                                                   (Note 1)
    -----------                                                                                               -----------

                       CONVERTIBLE BONDS AND NOTES - 56.7%
                       Advertising - 0.9%
     $1,000,000        Lamar Advertising Company 2.875% 2010 cv. sub. notes (B2)............................  $ 1,051,250
                                                                                                              -----------
                       Aerospace and Defense - 1.3%
      1,500,000        The Goldman Sachs Group, Inc. 1% 2009 exch. equity-linked notes (Aa3)
                        (exch. for General Dynamics Corp. common stock) (1).................................    1,462,830
                                                                                                              -----------
                       Automotive - 3.4%
      1,000,000        American Axle & Manufacturing Holdings, Inc. 2% 2024 cv. sr. notes (Baa3) (1)........      937,500
        125,000        Goodyear Tire & Rubber Company 4% 2034 cv. sr. notes (B3)
                        (Acquired 06/28/04; Cost $125,000) (2)..............................................      144,844
      3,500,000        Lear Corp. 0% 2022 cv. sr. notes (Baa3)..............................................    1,736,875
      1,000,000        Titan International, Inc. 5.25% 2009 sr. cv. notes 144A (NR)
                        (Acquired 7/20/04; Cost $1,000,938) (2).............................................    1,028,125
                                                                                                              -----------
                                                                                                                3,847,344
                                                                                                              -----------
                       Banking/Savings and Loan - 2.4%
      2,078,000        The Bear Stearns Companies, Inc. 0.25% 2010 medium term notes (A1)
                        (exch. for Fifth Third Bancorp common stock) (1)....................................    1,956,738
        750,000        Ocwen Financial Corp. 3.25% 2024 contingent cv. sr. unsecured notes (NR)
                        (Acquired 07/22/04; Cost $750,000) (2)..............................................      760,313
                                                                                                              -----------
                                                                                                                2,717,051
                                                                                                              -----------
                       Consumer Goods - 2.0%
      1,875,000        Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba3)..............................    2,240,663
                                                                                                              -----------
                       Data-Processing Services - 1.8%
      1,500,000        Pegasus Solutions, Inc. 3.875% 2023 cv. sr. notes (NR)...............................    1,441,875
        500,000        Per-Se Technologies, Inc. 3.25% 2024 cv. sub. deb. (B-)
                        (Acquired 06/24/04 - 06/25/04; Cost $508,125) (2)...................................      543,750
                                                                                                              -----------
                                                                                                                1,985,625
                                                                                                              -----------
                       Electrical Suppies - 0.8%
      1,000,000        Graftech International LTD 1.625% 2024 cv. sr. deb. (B2).............................      943,750
                                                                                                              -----------
                       Energy - 3.1%
        250,000        Cooper Cameron Corp. 1.5% 2024 sr. cv. deb. (Baa1)
                        (Acquired 05/06/04; Cost $250,000) (2)..............................................      255,243
      1,000,000        Devon Energy Corp. 0% 2020 cv. sr. deb. (BBB)........................................      555,000
      1,900,000        Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Ba1)......................................    1,991,998
      1,000,000        Weatherford International Ltd. 0% 2020 cv. sr. deb. (Baa1)...........................      636,040
                                                                                                              -----------
                                                                                                                3,438,281
                                                                                                              -----------
                       Entertainment - 1.9%
      1,250,000        Citadel Broadcasting Corp. 1.875% 2011 cv. sub. notes (NR)...........................    1,072,000
      1,000,000        The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1).............................    1,034,030
                                                                                                              -----------
                                                                                                                2,106,030
                                                                                                              -----------

                       Financial and Insurance - 2.6%
      2,000,000        Leucadia National Corp. 3.75% 2014 cv. sr. sub. notes (Ba3)
                        (Acquired 04/22/04 - 07/16/04; Cost $2,038,123) (2).................................    2,040,000
      1,000,000        Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (Aa1)
                        (conv. into Swiss Reinsurance Company common stock) (Acquired 11/15/01 -
                        12/05/01; Cost $1,007,750) (2)......................................................      929,600
                                                                                                              -----------
                                                                                                                2,969,600
                                                                                                              -----------

Bancroft Convertible Fund
Portfolio of Investments July 31, 2004 (continued)

      Principal                                                                                                  Value
       Amount                                                                                                   (Note 1)
    -----------                                                                                               -----------
                       CONVERTIBLE BONDS AND NOTES - (continued)
                       Health Care - 3.9%
     $  500,000        Allscripts Healthcare Solutions, Inc. 3.5% 2024 cv. sr. deb. (NR)
                        (Acquired 06/29/04 - 06/30/04; Cost $502,500) (2)...................................  $   490,000
      1,000,000        AmerisourceBergen Corp. 5% 2007 cv. sub. notes (B1)..................................    1,108,300
      1,000,000        Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)........................    1,024,200
        500,000        LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes (B3).............................      506,875
        875,000        Mentor Corp. 2.75% 2024 cv. deb. (NR)................................................    1,069,688
                                                                                                              -----------
                                                                                                                4,199,063
                                                                                                              -----------
                       Hotel Services - 0.9%
      1,000,000        Four Seasons Hotels, Inc. 1.875% 2024 cv. sr. notes (Baa3)...........................    1,061,875
                                                                                                              -----------
                       Office Equipment - 1.5%
      1,750,000        IOS Capital, LLC 5% 2007 cv. sub. notes (Ba3)
                        (exch. for IKON Office Solutions, Inc. common stock)  (Acquired 05/08/02 -
                        06/02/03; Cost $1,746,250) (2)......................................................    1,816,719
                                                                                                              -----------
                       Pharmaceuticals - 9.4%
      2,000,000        Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
                        (exch. for Johnson & Johnson common stock)..........................................    1,527,500
      2,000,000        Amgen, Inc. 0% 2032 LYONs (A2) (1)...................................................    1,476,200
      1,000,000        Gilead Sciences, Inc. 2% 2007 cv. sr. notes (NR).....................................    1,447,650
      1,500,000        Impax Laboratories, Inc. 1.25% 2024 cv. sr. sub. deb. (NR)
                        (Acquired 03/31/04 - 07/21/04; Cost $1,543,813) (2).................................    1,260,195
        500,000        Ivax Corp. 4.50% 2008 cv. sr. sub. notes (NR)........................................      489,375
      1,250,000        Ivax Corp. 1.50% 2024 cv. sr. notes (NR)
                        (Acquired 02/27/04; Cost $1,279,392) (1) (2)........................................    1,294,250
        750,000        Teva Pharmaceutical Finance B.V. 0.75% 2021 cv. sub. deb. (BBB)
                        (exch. for ADR representing Teva Pharmaceuticals Industries Ltd. common stock)......    1,048,125
      1,000,000        Teva Pharmaceutical Finance II, LLC series A 0.50% 2024 cv. sr. deb. (BBB)
                        (exch. for ADR representing Teva Pharmaceuticals Industries Ltd. common stock)......      990,000
      1,000,000        Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv. sr. deb. (BBB)
                        (exch. for ADR representing Teva Pharmaceuticals Industries Ltd. common stock)......      992,500
                                                                                                              -----------
                                                                                                               10,525,795
                                                                                                              -----------
                       Retail - 8.2%
      1,250,000        Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR).......................    1,150,000
      1,500,000        Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2).................................    1,598,438
        750,000        Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3)...................................      696,645
      1,800,000        Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (NR)..........................    1,324,125
      1,000,000        Reebok International Ltd. 2% 2024 cv. deb. (BBB)
                        (Acquired 04/27/04; Cost $1,011,230) (1) (2)........................................      975,000
      1,500,000        Saks, Inc. 2% 2024 cv. sr. notes (Ba3)
                        (Acquired 03/17/04 - 07/16/04; Cost $1,483,785) (2).................................    1,391,940
      2,400,000        The TJX Companies, Inc. 0% 2021 LYONs (Baa1).........................................    2,049,000
                                                                                                              -----------
                                                                                                                9,185,148
                                                                                                              -----------
                       Technology - 6.1%
      1,500,000        Axcelis Technologies, Inc. 4.25% 2007 cv. sub. notes (NR)............................    1,447,500
      2,191,000        Conexant Systems, Inc. 5.25% 2006 cv. sub. notes (NR)................................    2,125,270
      2,378,000        Hewlett-Packard Co., Inc. 0% 2017 LYONs (Baa1).......................................    1,353,974
      2,000,000        International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2).........................    1,970,000
                                                                                                              -----------
                                                                                                                6,896,744
                                                                                                              -----------

Bancroft Convertible Fund
Portfolio of Investments July 31, 2004 (continued)

      Principal                                                                                                  Value
       Amount                                                                                                   (Note 1)
    -----------                                                                                               -----------
                       CONVERTIBLE BONDS AND NOTES - (continued)
                       Telecommunications - 6.5%
     $1,500,000        Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3).....................................  $ 1,705,313
      1,000,000        Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (Caa1)....................    1,208,390
        500,000        Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (Caa1)....................      627,475
      1,250,000        Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3)..................................    1,184,375
      1,250,000        Tekelec, Inc. 2.25% 2008 cv. sub. discount notes (NR)................................    1,539,063
      1,000,000        UTStarcom, Inc. 0.875% 2008 cv. notes (NR)...........................................    1,044,063
                                                                                                              -----------
                                                                                                                7,308,679
                                                                                                              -----------

                       TOTAL CONVERTIBLE BONDS AND NOTES....................................................   63,756,447
                                                                                                              -----------

       Shares
    -----------
                       CONVERTIBLE PREFERRED STOCKS - 19.8%

                       Automotive - 1.3%
         50,000        General Motors Corp. 6.25% series C cv. sr. deb. (Baa1)..............................    1,406,000
                                                                                                              -----------
                       Banking/Savings and Loan - 7.4%
         20,000        Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                        (exch. for Commerce Bancorp, Inc. common stock).....................................    1,125,000
         40,000        National Australia Bank Ltd. 7.875% exch. capital units (NR).........................    1,329,520
         30,000        New York Community Bancorp, Inc. 6% BONUSES units (Baa2).............................    1,605,000
         50,000        Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                        (exch. for Sovereign Bancorp, Inc. common stock) (1)................................    2,393,750
         35,000        Washington Mutual Capital Trust PIERS units (Baa1)
                        (exch. for Washington Mutual, Inc. common stock)....................................    1,859,375
                                                                                                              -----------
                                                                                                                8,312,645
                                                                                                              -----------
                       Energy - 3.2%
         12,500        Chesapeake Energy Corp. 6% cum. cv. pfd. (B3)........................................    1,016,000
          1,000        Chesapeake Energy Corp. 4.125% cum. cv. pfd. (B3)
                        (Acquired 03/24/04; Cost $1,000,000) (2)............................................    1,107,500
         20,000        The Williams Companies, Inc. 5.50% 2033 jr. sub. cv. deb. (B-).......................    1,425,000
                                                                                                              -----------
                                                                                                                3,548,500
                                                                                                              -----------
                       Entertainment - 2.5%
         22,500        Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1).......................    1,013,906
          1,750        Radio One, Inc. 6.50% HIGH TIDES (B3)................................................    1,794,078
                                                                                                              -----------
                                                                                                                2,807,984
                                                                                                              -----------
                       Financial and Insurance - 3.1%
         20,000        Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)................................    1,140,000
        100,000        The St. Paul Travelers Companies, Inc. 4.50% 2032 cv. jr. sub. notes (Baa1)..........    2,299,500
                                                                                                              -----------
                                                                                                                3,439,500
                                                                                                              -----------
                       Health Care - 1.1%
         29,000        Omnicare Capital Trust I 4% PIERS (Ba3)
                        (exch. for Omnicare, Inc. common stock) (1).........................................    1,392,000
                                                                                                              -----------
                       Mining - 1.2%
          1,500        Freeport-McMoRan Copper and Gold, Inc. 5.50% cv. perpetual pfd. (CCC+)
                        (Acquired 03/24/04 - 07/16/04; Cost $1,481,987) (2).................................    1,393,219
                                                                                                              -----------

                       TOTAL CONVERTIBLE PREFERRED STOCKS...................................................   22,299,848
                                                                                                              -----------

Bancroft Convertible Fund
Portfolio of Investments July 31, 2004 (continued)

      Principal
       Amount                                                                                                    Value
      or Shares                                                                                                 (Note 1)
    -----------                                                                                               -----------
                       MANDATORY CONVERTIBLE SECURITIES - 19.8%  (4)

                       Aerospace and Defense - 1.4%
         15,000  shs   Northrop Grumman Corp. 7.25% equity units (NR) (1)...................................  $ 1,576,200
                                                                                                              -----------
                       Consumer Goods - 1.5%
         50,000  shs   Constellation Brands, Inc. dep. shs. representing 5.75% series A mand. cv. pfd. (B)..    1,642,500
                                                                                                              -----------
                       Energy - 4.7%
         40,000  shs   Amerada Hess Corp.7% mandatory cv. pfd. ACES (Ba3)...................................    3,028,600
         25,000  shs   Teekay Shipping Corp. 7.25% PEPS units (BB-).........................................    1,168,000
         30,000  shs   Valero Energy Corp. 2% mandatory cv. pfd. (BB+)......................................    1,122,660
                                                                                                              -----------
                                                                                                                5,319,260
                                                                                                              -----------
                       Financial and Insurance - 5.7%
         45,000  shs   Capital One Financial Corp. 6.25% Upper DECS (Baa3) (1)..............................    2,313,900
         15,000  shs   The Chubb Corp. 7% 2005 equity units (A) (1).........................................      412,350
         54,000  shs   The Chubb Corp. 7% 2006 equity units (A) (1).........................................    1,489,860
         40,000  shs   Platinum Underwriters Holdings, Ltd. 7% equity security units (NR) (1)...............    1,140,000
         45,000  shs   XL Capital, Ltd. 6.5% equity security units (A2).....................................    1,068,255
                                                                                                              -----------
                                                                                                                6,424,365
                                                                                                              -----------
                       Foods - 0.9%
         40,000  shs   Albertson's, Inc. 7.25% HITS units (Baa2) (1)........................................    1,025,000
                                                                                                              -----------
                       Pharmaceuticals - 1.4%
         31,500  shs   Baxter International, Inc. 7% equity units (Baa1) (1)................................    1,618,785
                                                                                                              -----------
                       Technology - 3.0%
        105,550  shs   The Goldman Sachs Group, Inc. 7.50% mandatory exch. notes (Aa3)
                        (exch. for EMC Corp. common stock)..................................................    1,231,927
         36,395  shs   The Goldman Sachs Group, Inc. 5.625% mandatory exch. notes (Aa3)
                        (exch. for Intel Corp. common stock)................................................      913,041
     $2,000,000        Lehman Brothers Holdings, Inc. 6% 2005 YEELDS (A)
                        (linked to LSI Logic Corp. common stock)............................................    1,202,500
                                                                                                              -----------
                                                                                                                3,347,468
                                                                                                              -----------
                       Utilities - 1.1%
         50,000  shs   DTE Energy Co. 8.75% equity security units (BBB) (1).................................    1,274,500
                                                                                                              -----------

                       TOTAL MANDATORY CONVERTIBLE SECURITIES (4)...........................................   22,228,078
                                                                                                              -----------

                       SHORT-TERM SECURITIES - 3.1%

                       Commercial Paper - 3.1%
      3,500,000        American Express Credit Corp. (P1)
                       (1.26% maturing 08/03/04)............................................................    3,499,510
                                                                                                              -----------

Bancroft Convertible Fund
Portfolio of Investments July 31, 2004 (continued)

      Principal                                                                                                  Value
       Amount                                                                                                   (Note 1)
    -----------                                                                                              ------------
                       SHORT-TERM SECURITIES - (continued)

                       U.S. Government Obligations - 0.0%
        $11,000        U.S. Treasury notes 1.625% 04/30/05 (Aaa) (5).......................................  $     10,979
                                                                                                             ------------

                       TOTAL SHORT-TERM SECURITIES.........................................................     3,510,489
                                                                                                             ------------


                       Total Convertible Bonds and Notes - 56.7%...........................................    63,756,447
                       Total Convertible Preferred Stocks - 19.8%..........................................    22,299,848
                       Total Mandatory Convertible Securities - 19.8%......................................    22,228,078
                       Total Short-Term Securities - 3.1%..................................................     3,510,489
                                                                                                             ------------
                       Total Investments - 99.4%...........................................................   111,794,862
                       Other assets and liabilities, net - 0.6%............................................       617,194
                                                                                                             ------------
                       Total Net Assets - 100.0%...........................................................  $112,412,056
                                                                                                             ============

(1) Contingent payment debt instrument.  See Note 1(b) below.
(2) Security not registered under the Securities Act of 1933, as ameneded (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction.) The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $15,430,698 which represented 13.7% of the Fund's net assets.
(3) Non-income producing security.
(4) Mandatory Convertible.  See Note 1(e) below.
(5) Collateral for a letter of credit.

ACES           Automatic Convertible Equity Securities.
ADR            American Depositary Receipts.
BONUSES        Bifurcated Option Note Unit Securities.
DECS           Debt Exchangeable for Common Stock.
HIGH TIDES     Remarketable Term Income Deferrable Equity Securities.
HITS           Hybrid Income Term Security.
LYONs          Liquid Yield Option Notes.
PEPS           Premium Equity Particpating Securities.
PIERS          Preferred Income Equity Redeemable Securities.
YEELDS         Yield Enhanced Equity Linked Debt Securities.
ZYPS           Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies. NR is used whenever a rating is unavailable.

The cost of investments for federal income tax purposes is $111,180,824 resulting in gross unrealized appreciation and depreciation of $5,444,288 and $4,730,118, respectively, or net unrealized appreciation of $714,170 on a tax cost basis.

The Fund invests primarily in convertible securities. Some convertible securities the Fund invests in may be "restricted securities." Typically, securities are considered "restricted securities" when they are not registered under the Securities Act of 1933, as amended (the "Securities Act") and may be resold only pursuant to an exemption from registration under the Securities Act.

Notes to Financial Statements (unaudited)

1.  Significant Accounting Policies
Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with initial maturities of 60 days or less are valued at amortized cost.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 8 cents per share for the nine months ended July 31, 2004.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. At October 31, 2003, the net capital loss carryforward of the Fund which may be used to offset possible future net realized gains was approximately $8,230,848, and expires in 2009, 2010 and 2011.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy, under normal circumstances, to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. At July 31, 2004, the market value of those securities was $22,228,078, representing 19.8% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 15, 2004, an evaluation was performed under the supervision and with the participation of the officers of Bancroft Convertible Fund, Inc. (the "Registrant"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 24, 2004

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 24, 2004

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: September 24, 2004